Other long-term liabilities (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2009 USD ($) agreement
Other long term liabilities
Pensions and other post-retirement benefits (note 24)	CAD 1,369.0	CAD 1,464.0
Share-based compensation plans (note 27)	361.0	364.0
Partnership liability (note 38)	483.0
Deferred revenue	49.0	55.0
Libya Exploration and Production Sharing Agreement (EPSA) signature bonus(1)	77.0	83.0
Other	73.0	131.0
Reclassified to assets held for sale (notes 36 and 37)		(30.0)
Other long term liabilities	2,412.0	2,067.0
Petro Canada
Other long term liabilities
Number of EPSA's agreement ratified | agreement			6
Signature bonus	79.0	85.0	$ 500
Signature bonus current	CAD 2.0	CAD 2.0